FREE ENTERPRISE ACTION FUND

A Series of The Coventry Funds Trust

Supplement dated August 2, 2007
To Prospectus and Statement of Additional Information dated May 1, 2007

Effective as of August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. (“CFSO”) following the acquisition of The BISYS Group, Inc., the parent company of BISYS, by a subsidiary of Citibank N.A. (“Citi”). All references to BISYS Fund Services Ohio, Inc. in the Prospectus and Statement of Additional Information are hereby replaced with Citi Fund Services Ohio, Inc.

In addition, the Board of Trustees of the Fund approved a new distribution agreement with Foreside Distribution Services, L.P. (“Foreside”), under which Foreside assumed certain services previously performed by BISYS Fund Services Limited Partnership, the Fund’s former distributor. All references to BISYS Fund Services Limited Partnership in the Prospectus and Statement of Additional Information are hereby replaced with Foreside Distribution Services, L.P. Foreside is not affiliated with Citi, CFSO or Action Fund Management, LLC, the Fund’s adviser.

No changes have been made with respect to the addresses stated in the Prospectus and Statement of Additional Information.

* * * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated May 1, 2007, which provide information that you should know about the Free Enterprise Action Fund before investing. These documents are available upon request and without charge by calling the Free Enterprise Action Fund toll-free at (800) 766-3960. You should retain this Supplement for future reference.

FIFTH THIRD QUALITY GROWTH VIP FUND
FIFTH THIRD BALANCED VIP FUND
FIFTH THIRD MID CAP VIP FUND
FIFTH THIRD DISCIPLINED VALUE VIP FUND

Each a Series of The Coventry Funds Trust

Supplement dated August 2, 2007
To Prospectus and Statement of Additional Information dated May 1, 2007

Effective as of August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. (“CFSO”) following the acquisition of The BISYS Group, Inc., the parent company of BISYS, by a subsidiary of Citibank N.A. (“Citi”). All references to BISYS Fund Services Ohio, Inc. in the Prospectus and Statement of Additional Information are hereby replaced with Citi Fund Services Ohio, Inc.

In addition, the Board of Trustees of the Funds approved a new distribution agreement with Foreside Distribution Services, L.P. (“Foreside”), under which Foreside assumed certain services previously performed by BISYS Fund Services Limited Partnership, the Funds’ former distributor. All references to BISYS Fund Services Limited Partnership in the Prospectus and Statement of Additional Information are hereby replaced with Foreside Distribution Services, L.P. Foreside is not affiliated with Citi, CFSO or Fifth Third Asset Management, Inc., the Funds’ adviser.

No changes have been made with respect to the addresses stated in the Prospectus and Statement of Additional Information.

* * * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated May 1, 2007, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at (866) 667-9232. You should retain this Supplement for future reference.

EM CAPITAL INDIA GATEWAY FUND

A Series of The Coventry Funds Trust

Supplement dated August 2, 2007
To Prospectus and Statement of Additional Information dated May 11, 2007

Effective as of August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. (“CFSO”) following the acquisition of The BISYS Group, Inc., the parent company of BISYS, by a subsidiary of Citibank N.A. (“Citi”). All references to BISYS Fund Services Ohio, Inc. in the Prospectus and Statement of Additional Information are hereby replaced with Citi Fund Services Ohio, Inc.

In addition, the Board of Trustees of the Fund approved a new distribution agreement with Foreside Distribution Services, L.P. (“Foreside”), under which Foreside assumed certain services previously performed by BISYS Fund Services Limited Partnership, the Fund’s former distributor. All references to BISYS Fund Services Limited Partnership in the Prospectus and Statement of Additional Information are hereby replaced with Foreside Distribution Services, L.P. Foreside is not affiliated with Citi, CFSO or EM Capital Management, LLC, the Fund’s adviser.

No changes have been made with respect to the addresses stated in the Prospectus and Statement of Additional Information.

* * * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated May 11, 2007, which provide information that you should know about the EM Capital India Gateway Fund before investing. These documents are available upon request and without charge by calling the EM Capital India Gateway Fund toll-free at (866) 611-4967. You should retain this Supplement for future reference.